Segmented Financial Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented Financial Information
SEGMENTED FINANCIAL INFORMATION

Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•	Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;

•	U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and

•	Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2018	2017	2018	2017	2018	2017	2018	2017

Revenue, net of royalties
Petroleum and natural gas sales	$619,215	$478,572	$809,655	$621,295	$—	$—	$1,428,870	$1,099,867
Royalties	(72,700)	(58,672)	(241,054)	(183,220)	—	—	(313,754)	(241,892)
	546,515	419,900	568,601	438,075	—	—	1,115,116	857,975

Expenses
Operating	221,717	181,995	89,875	87,288	—	—	311,592	269,283
Transportation	36,869	33,985	—	—	—	—	36,869	33,985
Blending and other	68,832	59,345	—	—	—	—	68,832	59,345
General and administrative	—	—	—	—	45,825	47,389	45,825	47,389
Transaction costs	—	—	—	—	13,074	—	13,074	—
Exploration and evaluation	10,580	8,253	11,149	—	—	—	21,729	8,253
Depletion and depreciation	294,925	199,149	261,709	280,933	2,050	1,847	558,684	481,929
Impairment	65,000	—	220,341	—	—	—	285,341	—
Share-based compensation	—	—	—	—	19,534	15,509	19,534	15,509
Financing and interest	—	—	—	—	119,086	113,638	119,086	113,638
Financial derivatives gain	—	—	—	—	(43,550)	(5,177)	(43,550)	(5,177)
Foreign exchange loss (gain)	—	—	—	—	108,294	(87,060)	108,294	(87,060)
Gain on dispositions	(1,946)	(12,048)	—	(33)	—	—	(1,946)	(12,081)
Other expense (income)	—	—	—	—	(1,172)	2,216	(1,172)	2,216
	695,977	470,679	583,074	368,188	263,141	88,362	1,542,192	927,229
Net income (loss) before income taxes	(149,462)	(50,779)	(14,473)	69,887	(263,141)	(88,362)	(427,076)	(69,254)
Income tax recovery
Current income tax recovery	—	—	(35)	(1,085)	—	—	(35)	(1,085)
Deferred income tax recovery	(40,723)	622	(26,049)	(118,163)	(34,960)	(37,802)	(101,732)	(155,343)
	(40,723)	622	(26,084)	(119,248)	(34,960)	(37,802)	(101,767)	(156,428)
Net income (loss)	$(108,739)	$(51,401)	$11,611	$189,135	$(228,181)	$(50,560)	$(325,309)	$87,174

Total oil and natural gas capital expenditures(1)	$300,299	$173,131	$193,604	$212,992	$—	$—	$493,903	$386,123

(1)	Includes acquisitions, net of proceeds from divestitures.

As at	December 31, 2018	December 31, 2017
Canadian assets	$3,739,029	$1,677,821
U.S. assets	2,628,941	2,684,816
Corporate assets	9,228	9,474
Total consolidated assets	$6,377,198	$4,372,111